INVESTMENT SECURITIES (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Current And Noncurrent Securities

Securities as of March 31, 2011 and 2012 consist of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Non-current:
Available-for-sale securities	¥46,938	¥43,633	$532,110
Non-marketable equity securities	1,971	1,837	22,402

	¥48,909	¥45,470	$554,512

Schedule Of Available For Sale Securities

The respective cost, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities as of March 31, 2011 and 2012 are as follows:

	Millions of Yen								Thousands of U.S. Dollars
	2011				2012				2012
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥40,765	¥4,655	¥327	¥45,093	¥35,489	¥6,590	¥225	¥41,854	$432,793	$80,366	$2,744	$510,415
Corporate debt securities	1,802	43	—	1,845	1,697	82	—	1,779	20,695	1,000	—	21,695

	¥42,567	¥4,698	¥327	¥46,938	¥37,186	¥6,672	¥225	¥43,633	$453,488	$81,366	$2,744	$532,110

Schedule Of Noncurrent Available For Sale Securities By Length Securities Have Been In Unrealized Loss Position

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2011 and 2012 are as follows:

	Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	¥1,341	¥261	¥238	¥66	¥1,579	¥327

	Millions of Yen
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥781	¥129	¥467	¥96	¥1,248	¥225

	Thousands of U.S. Dollars
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	$9,524	$1,573	$5,695	$1,171	$15,220	$2,744

Schedule Of Contractual Maturities Of Debt Securities

The contractual maturities of debt securities classified as available-for-sale securities as of March 31, 2012, regardless of their balance sheet classification, are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair value	Cost	Fair value
Due after one year through five years	¥537	¥539	$6,549	$6,573
Over five years	1,160	1,240	14,146	15,122

	¥1,697	¥1,779	$20,695	$21,695